Investments - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Investments	$ 491	$ 309
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 491	$ 309